OPERATING SEGMENTS - Reconciliation of EBITDA to Net Loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Depreciation and amortization	$ 1,008.7	$ 931.8
Amortization of intangible assets	516.8	461.2
Interest and other finance costs	489.3	432.5
Income tax recovery	(176.1)	(109.2)
Loss on foreign exchange	217.7	16.2
Loss on sale of property and equipment	4.7	2.2
Mark-to-market (gain) loss on Purchase Contracts	(266.8)	349.6
Share of net income of investments accounted for using the equity	(20.7)	0.0
Share-based payments	55.1	45.7
Gain on divestiture	(4.9)	(153.3)
Impairment and other	7.2	0.0
Net loss from continuing operations	(183.2)	(627.0)
Representation To Exclude Results Of GFL Infrastructure [Member]
Disclosure of reclassifications or changes in presentation [line items]
Adjusted EBITDA	1,720.8	1,410.9
Depreciation and amortization	1,003.9	911.9
Amortization of intangible assets	515.6	457.6
Interest and other finance costs	489.3	432.5
Income tax recovery	(176.1)	(109.2)
Loss on foreign exchange	217.7	16.2
Loss on sale of property and equipment	4.7	2.2
Mark-to-market (gain) loss on Purchase Contracts	(266.8)	349.6
Share of net income of investments accounted for using the equity	(20.7)	0.0
Share-based payments	53.3	41.1
Gain on divestiture	(4.9)	(153.3)
Transaction costs	55.0	64.2
Acquisition, rebranding and other integration costs	25.8	25.1
Impairment and other	7.2	0.0
Net loss from continuing operations	$ (183.2)	$ (627.0)